Outstanding Accounts Receivable with Individual Customer (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Accounts receivables	$ 75,297	$ 162,210
Customer A
Concentration Risk [Line Items]
Accounts receivables	8,197	7,951
Customer B
Concentration Risk [Line Items]
Accounts receivables	$ 0	$ 16,235